UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    May 13, 2011


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         123

Form 13F Information Table Value Total:       3,112,569 (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



                                                                FORM 13F INFORMATION TABLE

					Title of 		Value 	       Shares/	      SH/    PUT/  Invtmnt  Other	Voting Authority
Issuer					Class	 CUSIP		* $1000	       PRN Amount     PRN    CALL  Dscretn  Mgrs  Sole  Shared  None
AbitibiBowater Inc                      CS       003687209      7,673          285,574        SH            SOLE          285,574
Archer-Daniels-Midland Co               CS       039483102      18,005         5,000                 CALL   SOLE          5,000
Air Products & Chemicals Inc            CS       009158106      13,990         155,139        SH            SOLE          155,139
Airgas Inc                              CS       009363102      26,142         393,584        SH            SOLE          393,584
Alberto-Culver Co                       CS       013078100      44,321         1,189,195      SH            SOLE          1,189,195
Alcon Inc                               CS       H01301102      399,488        2,413,680      SH            SOLE          2,413,680
Allied Nevada Gold Corp                 CS       019344100      8,001          225,327        SH            SOLE          225,327
Alpha Natural Resources Inc             CS       02076X102      9,102          153,305        SH            SOLE          153,305
American Capital Ltd                    CS       02503Y103      33,409         3,374,599      SH            SOLE          3,374,599
AOL Inc                                 CS       00184X105      9,135          467,765        SH            SOLE          467,765
Apple Inc                               CS       037833100      79,891         229,268        SH            SOLE          229,268
Apple Inc                               CS       037833100      69,692         2,000                 PUT    SOLE          2,000
ArcelorMittal                           CS       03938L104      1,265          35,000         SH            SOLE          35,000
ANGLOGOLD ASHANTI HLDGS 6% 9/15/13      CNVPFD   03512Q206      33,494         625,000        SH            SOLE          625,000
Bank of America Corp                    CS       060505104      5,790          434,349        SH            SOLE          434,349
BankUnited Inc                          CS       06652K103      247            8,600          SH            SOLE          8,600
BCD Semiconductor Manufacturin          CS       055347207      434            50,000         SH            SOLE          50,000
BHP Billiton Ltd                        CS       088606108      95,880         1,000,000      SH            SOLE          1,000,000
BHP Billiton PLC                        CS       05545E209      21,737         273,080        SH            SOLE          273,080
Big Lots Inc                            CS       089302103      6,739          155,172        SH            SOLE          155,172
BJ's Wholesale Club Inc                 CS       05548J106      4,882          100,000        SH            SOLE          100,000
BP PLC                                  CS       055622104      3,121          70,700         SH            SOLE          70,700
CapitalSource Inc                       CS       14055X102      23,746         3,372,970      SH            SOLE          3,372,970
Cemex SAB de CV                         CS       151290889      6,995          783,342        SH            SOLE          783,342
Cia de Minas Buenaventura SA            CS       204448104      19,337         450,000        SH            SOLE          450,000
Community Health Systems Inc            CS       203668108      5,992          149,831        SH            SOLE          149,831
CVS Caremark Corp                       CS       126650100      1,662          48,428         SH            SOLE          48,428
Cemex SAB de CV                         CS       151290889      8,930          10,000                PUT    SOLE          10,000
Cemex SAB de CV                         CS       151290889      4,465          5,000                 CALL   SOLE          5,000
Citigroup Inc                           CS       172967101      12,195         2,759,054      SH            SOLE          2,759,054
Covidien PLC                            CS       192005106      21,647         416,766        SH            SOLE          417,766
Delta Air Lines Inc                     CS       247361702      2,001          204,213        SH            SOLE          204,213
Dex One Corp                            CS       25212W100      5,946          1,228,499      SH            SOLE          1,228,499
DIRECTV                                 CS       25490A101      20,266         433,037        SH            SOLE          433,037
Eastman Kodak Co                        CS       277461109      3,318          1,027,200      SH            SOLE          1,027,200
EASTMAN KODAK CO  7% 4/1/17             CB       277461BJ7      35,575         40,000,000     PRN           SOLE          40,000,000
Eastman Kodak Co                        CS       277461109      1,615          5,000                 CALL   SOLE          5,000
Eastman Kodak Co                        CS       277461109      4,522          14,000                PUT    SOLE          14,000
EMC Corp/Massachusetts                  CS       268648102      13,280         5,000                 PUT    SOLE          5,000
Energy XXI Bermuda Ltd                  CS       G10082140      11,045         323,981        SH            SOLE          323,981
Enersis SA                              CS       29274F104      5,097          244,800        SH            SOLE          244,800
Express Scripts Inc                     CS       302182100      12,568         226,000        SH            SOLE          226,000
FORD MOTOR CO                           WT       345370134      54,230         8,500,000      SH            SOLE          8,500,000
Fairpoint Communications Inc            CS       305560302      962            57,267         SH            SOLE          57,267
Family Dollar Stores Inc                CS       307000109      5,132          100,000        SH            SOLE          100,000
Financial Select Sector SPDR F          CS       81369Y605      2,083          127,093        SH            SOLE          127,093
First Republic Bank/San Franci          CS       33616C100      618            20,000         SH            SOLE          20,000
Fiserv Inc                              CS       337738108      8,561          136,524        SH            SOLE          136,524
Flowserve Corp                          CS       34354P105      17,043         132,320        SH            SOLE          132,320
Focus Media Holding Ltd                 CS       34415V109      24,536         800,000        SH            SOLE          800,000
Fomento Economico Mexicano SAB          CS       344419106      5,694          97,000         SH            SOLE          97,000
Freeport-McMoRan Copper & Gold          CS       35671D857      14,979         269,654        SH            SOLE          269,654
The Fresh Market. Inc.                  CS       35804H106      282            7,500          SH            SOLE          7,500
Fronteer Gold Inc                       CS       359032109      32,175         2,130,000      SH            SOLE          2,130,000
FXCM Inc  				CS       302693106      130            10,000         SH            SOLE          10,000
GameStop Corp                           CS       36467W109      615            273                   CALL   SOLE          273
General Motors Co                       CS       37045V100      15,515         500,000        SH            SOLE          500,000
General Motors Co                       CS       37045V100      15,515         5,000                 PUT    SOLE          5,000
Genzyme Corp                            CS       372917104      768,534        10,092,368     SH            SOLE          10,092,368
Hampton Roads Bankshares Inc            CS       409321106      33,053         82,633,418     SH            SOLE          82,633,418
Harris Corp                             CS       413875105      23,936         482,590        SH            SOLE          482,590
HCA Holdings Inc                        CS       40412C101      5,182          153,000        SH            SOLE          153,000
HERCULES OFFSHORE Inc 3.375% 6/0        CB       427093AD1      471            500,000        PRN           SOLE          500,000
Hertz Global Holdings Inc               CS       42805T105      11,108         710,688        SH            SOLE          710,688
Hewlett-Packard Co                      CS       428236103      25,903         632,246        SH            SOLE          632,246
Horizon Lines Inc 4.25% 8/1             CB       44044KAB7      385            500,000        PRN           SOLE          500,000
HSBC Holdings PLC                       CS       404280406      25,900         500,000        SH            SOLE          500,000
Infosys Technologies Ltd                CS       456788108      10,754         150,000        SH            SOLE          150,000
Intel Corp                              CS       458140100      7,461          369,920        SH            SOLE          369,920
InterXion Holding NV                    CS       N47279109      325            25,000         SH            SOLE          25,000
iShares FTSE China 25 Index Fu          CS       464287184      3,009          67,000         SH            SOLE          67,000
ITT Corp                                CS       450911102      300            5,000          SH            SOLE          5,000
Ivanhoe Mines Ltd                       CS       46579N103      27,712         1,009,177      SH            SOLE          1,009,177
JPMorgan Chase & Co                     CS       46625H100      10,313         223,705        SH            SOLE          223,705
Kinder Morgan Inc/Delaware              CS       49456B101      2,668          90,000         SH            SOLE          90,000
Kinetic Concepts Inc                    CS       49460W208      8,163          150,000        SH            SOLE          150,000
Lawson Software Inc                     CS       52078P102      660            54,500         SH            SOLE          54,500
Liberty Media Corp                      CS       53071M708      6,662          85,852         SH            SOLE          85,852
Louisiana-Pacific Corp                  CS       546347105      7,188          684,566        SH            SOLE          684,566
Medco Health Solutions Inc              CS       58405U102      7,388          131,560        SH            SOLE          131,560
Microsoft Corp                          CS       594918104      16,904         666,564        SH            SOLE          666,564
Metlife Inc                             CNVPFD   59156R116      76,214         900,000        SH            SOLE          900,000
Molson Coors Brewing Co                 CS       60871R209      3,540          75,500         SH            SOLE          75,500
NewAlliance Bancshares Inc              CS       650203102      22,454         1,513,050      SH            SOLE          1,513,050
News Corp                               CS       65248E203      9,310          500,000        SH            SOLE          500,000
Nielsen Holdings NV                     CS       N63218106      546            20,000         SH            SOLE          20,000
Noah Holdings Ltd                       CS       65487X102      183            12,500         SH            SOLE          12,500
Novartis AG                             CS       66987V109      27,041         497,537        SH            SOLE          497,537
Novartis AG                             CS       66987V109      27,175         5,000                 PUT    SOLE          5,000
Novartis AG                             CS       66987V109      2,804          516                   CALL   SOLE          516
Novell Inc                              CS       670006105      33,917         5,719,603      SH            SOLE          5,719,603
Office Depot Inc                        CS       676220106      7,398          1,597,856      SH            SOLE          1,597,856
Oshkosh Corp                            CS       688239201      19,270         544,672        SH            SOLE          544,672
POSCO                                   CS       693483109      34,287         300,000        SH            SOLE          300,000
Promotora de Informaciones SA           CS       74343G303      7,755          650,000        SH            SOLE          650,000
PIONEER NATURAL RESOURCE 2.875% 1/15/38 CB       723787AH0      57,528         32,500,000     PRN           SOLE          32,500,000
Qwest Communications Intl               CS       749121109      5,304          776,508        SH            SOLE          776,508
Range Resources Corp                    CS       75281A109      13,447         230,019        SH            SOLE          230,019
TRANSOCEAN INC 1.5%   12/3              CB       893830AV1      77,190         77,500,000     PRN           SOLE          77,500,000
Rubicon Minerals Corp                   CS       780911103      1,670          322,800        SH            SOLE          322,800
SanDisk Corp                            CS       80004C101      10,011         217,150        SH            SOLE          217,150
Shaw Group Inc                          CS       820280105      12,338         348,421        SH            SOLE          348,421
SPDR S&P 500 ETF Trust                  CS       78462F103      477            3,600          SH            SOLE          3,600
UDR INC 3.625% 9/15/11                  CB       853763AA8      8,190          7,932,000      PRN           SOLE          7,932,000
SunTrust Banks Inc                      CS       867914103      1,009          35,000         SH            SOLE          35,000
Targa Resources Corp                    CS       87612G101      725            20,000         SH            SOLE          20,000
Teva Pharmaceutical Industries          CS       881624209      19,336         385,492        SH            SOLE          385,492
TYSON FOODS INC 3.25% 10/15/13          CB       902494AP8      31,916         24,479,000     PRN           SOLE          24,479,000
Tyco International Ltd                  CS       H89128104      86,787         1,938,498      SH            SOLE          1,938,498
United Continental Holdings In          CS       910047109      3,914          170,257        SH            SOLE          170,257
UDR INC 3.625% 9/15/11                  CB       910197AM4      9,090          9,000,000      PRN           SOLE          9,000,000
US Bancorp                              CS       902973304      8,375          316,877        SH            SOLE          316,877
US STEEL CORP 5/15/14                   CB       912909AE8      59,274         32,500,000     PRN           SOLE          32,500,000
VALEANT PHARMACEUTICALS INTL            CS       91911K102      10,211         205,000        SH            SOLE          205,000
Visa Inc                                CS       92826C839      17,821         242,074        SH            SOLE          242,074
Visteon Corp/New                        CS       92839U206      297            4,749          SH            SOLE          4,749
Vodafone Group PLC                      CS       92857W209      22,992         800,000        SH            SOLE          800,000
Wabash National Corp                    CS       929566107      241            20,805         SH            SOLE          20,805
Warner Chilcott PLC                     CS       G94368100      23,374         1,004,490      SH            SOLE          1,004,490
WellCare Health Plans Inc               CS       94946T106      20,206         481,658        SH            SOLE          481,658
Wells Fargo & Co                        CS       949746101      6,777          213,720        SH            SOLE          213,720
Williams Cos Inc                        CS       969457100      7,678          246,244        SH            SOLE          246,244
WR Grace & Co                           CS       38388F108      9,808          256,158        SH            SOLE          256,158
  								3,112,569

